American Funds Insurance Series® Prospectus Supplement October 22, 2018 (for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares prospectuses dated May 1, 2018, as supplemented to date)

1.	The table under the heading “The Capital SystemSM” in the “Management and organization” section of the prospectus is amended in its entirety to read as follows:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal President and Trustee	Partner – Capital International Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 13 years
Alan N. Berro President	Partner – Capital World Investors Investment professional for 32 years in total; 27 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 18 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 31 years in total; 27 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 19 years
Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 24 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 12 years International Growth and Income Fund — 10 years
S. Keiko McKibben Vice President	Partner – Capital Research Global Investors Investment professional for 28 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 4 years (plus 10 years of prior experience as an investment analyst for the fund)
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 21 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 13 years (plus 5 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 31 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 7 years
Pramod Atluri	Vice President – Capital Fixed Income Investors Investment professional for 20 years in total; 2 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 2 years
L. Alfonso Barroso	Partner – Capital Research Global Investors Investment professional for 24 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 9 years
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 18 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Capital Income Builder — 4 years Mortgage Fund — 4 years U.S. Government/AAA-Rated Securities Fund — 3 years
Mark A. Brett	Partner – Capital Fixed Income Investors Investment professional for 39 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Balanced Fund — 7 years Global Bond Fund — 3 years
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 11 years
Mark L. Casey	Partner – Capital International Investors Investment professional for 18 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 1 year (plus 11 years of prior experience as an investment analyst for the fund)
Thomas H. Chow	Vice President – Capital Fixed Income Investors Investment professional for 29 years in total; 3 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund — 3 years
Michael Cohen	Partner – Capital World Investors Investment professional for 28 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — Less than 1 year
Patrice Collette	Partner – Capital World Investors Investment professional for 24 years in total, 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 3 years (plus 14 years of prior experience as an investment analyst for the fund)
David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 24 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
Asset Allocation Fund — 9 years
Global Bond Fund — 3 years
High-Income Bond Fund — 9 years (plus 9 years of prior experience as an investment analyst for the fund)
Gerald Du Manoir	Partner – Capital International Investors Investment professional for 28 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 1 year
Peter Eliot	Partner – Capital International Investors Investment professional for 23 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 2 years
Paul Flynn	Partner – Capital World Investors Investment professional for 22 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 1 year Global Balanced Fund — 5 years
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 15 years Growth-Income Fund — 12 years
Bradford F. Freer	Partner – Capital Research Global Investors Investment professional for 26 years in total; 24 years with Capital Research and Management Company or affiliate

Serves as an equity portfolio manager for:
New World Fund — 1 year (plus 13 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 4 years (plus 6 years of prior experience as an investment analyst for the fund)

Global Small Capitalization Fund – Less than 1 year

Nicholas J. Grace	Partner – Capital Research Global Investors Investment professional for 28 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 6 years (plus 8 years of prior experience as an investment analyst for the fund) Global Growth and Income Fund — 2 years
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 30 years in total; 27 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 11 years
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 31 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Bond Fund — 12 years
Claudia P. Huntington	Partner – Capital Research Global Investors Investment professional for 45 years in total; 43 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 5 years Growth-Income Fund — 24 years (plus 5 years of prior experience as an investment analyst for the fund)
Michael T. Kerr	Partner – Capital International Investors Investment professional for 35 years in total; 33 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 13 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 5 years (plus 10 years of prior experience as an investment analyst for the fund)
Harold H. La	Partner – Capital Research Global Investors Investment professional for 20 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 10 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Partner – Capital International Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 11 years
Jin Lee	Partner – Capital World Investors Investment professional for 22 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — Less than 1 year
Steven D. Lotwin	Partner – Capital Fixed Income Investors Investment professional for 17 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Ultra-Short Bond Fund — Less than 1 year
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 36 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 11 years
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 11 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 10 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 26 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Mortgage Fund — 7 years U.S. Government/AAA-Rated Securities Fund — 8 years
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 42 years in total; 38 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Asset Allocation Fund — 12 years
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
New World Fund — 6 years (plus 2 years of prior experience as an investment analyst for the fund)
Global Balanced Fund — 7 years
Global Bond Fund — 5 years
Aidan O’Connell	Partner – Capital Research Global Investors Investment professional for 20 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 4 years (plus 9 years of prior experience as an investment analyst for the fund)
John R. Queen	Partner – Capital Fixed Income Investors Investment professional for 27 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Asset Allocation Fund — 2 years
Andraz Razen	Partner – Capital World Investors Investment professional for 20 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 5 years (plus 3 years of prior experience as an investment analyst for the fund)
David M. Riley	Partner – Capital Research Global Investors Investment professional for 24 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 10 years
William L. Robbins	Partner – Capital International Investors Investment professional for 26 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 6 years (plus 12 years of prior experience as an investment analyst for the fund)
Martin Romo	Partner – Capital Research Global Investors Investment professional for 26 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years (plus 15 years of prior experience as an investment analyst for the fund)
Lawrence R. Solomon	Partner – Capital Research Global Investors Investment professional for 34 years in total; 33 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — Less than 1 year
Andrew B. Suzman	Partner – Capital World Investors Investment professional for 25 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 9 years
Tomonori Tani	Partner – Capital World Investors Investment professional for 17 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year Global Balanced Fund — 1 year
James Terrile	Partner – Capital Research Global Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 6 years
Christopher Thomsen	Partner – Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 12 years
Tara L. Torrens	Partner – Capital Fixed Income Investors Investment professional for 15 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund – Less than 1 year
Ritchie Tuazon	Vice President – Capital Fixed Income Investors Investment professional for 18 years in total; 7 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — 3 years
Shannon Ward	Vice President – Capital Fixed Income Investors Investment professional for 26 years in total; 1 year with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund — 1 year
Steven T. Watson	Partner – Capital International Investors Investment professional for 31 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Gregory W. Wendt	Partner – Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 6 years (plus 14 years of prior experience as an investment analyst for the fund)
Alan J. Wilson	Partner – Capital World Investors Investment professional for 33 years in total; 27 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 4 years
Philip Winston	Partner – Capital International Investors Investment professional for 33 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 4 years

Keep this supplement with your prospectus.

Lit. No. INA8BS-055-1018O CGD/8024-S69654

American Funds Insurance Series®

Statement of Additional

Information Supplement

October 22, 2018

(for Class 1, Class 1A, Class 2 and Class 4 shares statement of additional information dated May 1, 2018, as supplemented to date)

The third paragraph under the caption “Securities lending activities” in the “Description of certain securities, investment techniques and risks” section of the statement of additional information is amended in its entirety to read as follows:

Citibank, N.A. (“Citibank”) serves as securities lending agent for the fund. As the securities lending agent, Citibank administers the fund’s securities lending program pursuant to the terms of a securities lending agent agreement entered into between the fund and Citibank. Under the terms of the agreement, Citibank is responsible for making available to approved borrowers securities from the fund’s portfolio. Citibank is also responsible for the administration and management of the fund’s securities lending program, including the preparation and execution of an agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented, ensuring that loaned securities are valued daily and that the corresponding required collateral is delivered by the borrowers, arranging for the investment of collateral received from borrowers, and arranging for the return of loaned securities to the fund in accordance with the fund’s instructions or at loan termination. As compensation for its services, Citibank receives a portion of the amount earned by the fund for lending securities.

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-056-1018O CGD/8024-S69679